Commitments and Contingencies - Federal False Claims Act / Qui Tam Litigation (Details) - Federal False Claims Act / Qui Tam Litigation	12 Months Ended
	Dec. 31, 2021 lawsuit employee	Dec. 31, 2011 lawsuit
Loss contingencies
Number of actions declined to intervene		2
Number of lawsuits pending	2
Number of former employees | employee	2
Godecke case
Loss contingencies
Number of lawsuits pending	1